AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 11, 2016

File No. 333-156529
File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 158	[X]
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 161	[X]

EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and Address of Agent for Service)

Copies to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On April 11, 2016 pursuant to paragraph (b)(1)(iii) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 11, 2016, the effectiveness of Post-Effective Amendment No. 146 (“PEA No. 146”), which was filed with the Commission via EDGAR Accession No. 0001398344-15-008561 on December 29, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 146 by means of this filing, Parts A, B and C of PEA No. 146 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF  is incorporated herein by reference to Part A of PEA No. 146.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF is incorporated herein by reference to Part B of PEA No. 146.

PART C – OTHER INFORMATION

The Part C for the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF is incorporated herein by reference to Part C of PEA No. 146.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 158 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma City, State of Oklahoma on this 11th day of March, 2016.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 158 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*
David M. Mahle	Trustee	March 11, 2016

*
Kurt Wolfgruber	Trustee	March 11, 2016

*
Mark A. Zurack	Trustee	March 11, 2016

*
Timothy J. Jacoby	Trustee	March 11, 2016

/s/ J. Garrett Stevens
J. Garrett Stevens	Trustee and President	March 11, 2016

*
Richard Hogan	Secretary	March 11, 2016

*
James J. Baker Jr.	Treasurer	March 11, 2016

* /s/ J. Garrett Stevens
J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.